Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories
(2)	Inventories

Inventories consist of the following:

(in thousands)	June 30, 2018	December 31, 2017
Raw materials	$339	$298
Work-in-process	755	721
Finished goods	156	229

Total inventories	$1,250	$1,248

(4)	Inventories
Inventories consist of:

(in thousands)	December 31, 2017	December 31, 2016
Raw materials	$298	$346
Work-in-process	721	214
Finished goods	229	100

Total Inventory	$1,248	$660